PEAR TREE FUNDS

November 13, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re: Pear Tree Funds (the “Trust”)

(File Nos. 333-102055; 811-03790; Reg. No. 02-84904)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933 attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information provided in the Rule 497(e) filing dated November 7, 2018.

Exhibit List:

ptf-20180801.htm

ptf-20180801.xml

ptf-20180801_sch

ptf-20180801_def

ptf-20180801_lab

ptf-20180801_pre

Any comments or questions concerning this filing should be directed to me at 781-676-5928.

Very truly yours,

/s/ Thomas Buckley

Thomas Buckley

Clerk of the Trust